Exhibit 99.1 - Schedule 8

Data Compare Summary (Total)
Run Date - 3/11/2026 12:54:13 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	3,095	0.00%	3,095
City	0	3,095	0.00%	3,095
State	0	3,095	0.00%	3,095
Zip	0	3,095	0.00%	3,095
Borrower Last Name	0	3,095	0.00%	3,095
Note Date	0	1	0.00%	3,095
Original Loan Amount	1	5	20.00%	3,095
Amortization Term	1	5	20.00%	3,095
Original Interest Rate	1	3,095	0.03%	3,095
Representative FICO	0	3,095	0.00%	3,095
Lien Position	0	5	0.00%	3,095
Occupancy	0	3,095	0.00%	3,095
Purpose	1	3,095	0.03%	3,095
Index Type	0	1	0.00%	3,095
Margin	0	3,091	0.00%	3,095
Interest Rate Life Min	0	1	0.00%	3,095
Interest Rate Life Max	0	1	0.00%	3,095
Original CLTV	5	3,094	0.16%	3,095
LTV Valuation Value	0	1	0.00%	3,095
Investor: Qualifying Total Debt Ratio	3	3,095	0.10%	3,095
Borrower First Name	0	3,090	0.00%	3,095
Borrower SSN	0	3,090	0.00%	3,095
Line Limit	0	3,090	0.00%	3,095
Property Type	0	3,094	0.00%	3,095
Refi Purpose	0	3,093	0.00%	3,095
Balloon Flag	0	3,090	0.00%	3,095
Lender	0	3,090	0.00%	3,095
Product Description	0	3,090	0.00%	3,095
Originator Loan Designation	0	3,090	0.00%	3,095
PITIA Reserves Months	0	3,090	0.00%	3,095
Original HCLTV	0	14	0.00%	3,095
First Payment Date	0	4	0.00%	3,095
Maturity Date	0	4	0.00%	3,095
Interest Only	0	4	0.00%	3,095
# of Units	0	4	0.00%	3,095
Original LTV	3	4	75.00%	3,095
Borrower FTHB	0	4	0.00%	3,095
Total	15	68,100	0.02%	3,095